Pension and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2012	2011	2010
Defined benefit and severance plans:
Service cost	$363	$447	$466
Interest on projected benefit obligation	1,086	1,237	1,327
Expected return on plan assets	(1,477)	(1,685)	(1,668)
Recognized actuarial loss	374	239	144
	346	238	269
Defined contribution plans	8,544	8,718	9,225
Total pension and severance expense	$8,890	$8,956	$9,494

	Foreign Plans
(In thousands)	2012	2011	2010
Defined benefit and severance plans:
Service cost	$6,783	$6,291	$6,105
Interest on projected benefit obligation	3,903	4,044	4,195
Expected return on plan assets	(32)	(34)	(37)
Recognized actuarial loss	570	647	821
Amortization of prior service cost	128	128	128
	11,352	11,076	11,212
Net settlement gain	—	(134)	(118)
	11,352	10,942	11,094
Defined contribution plans	466	428	410
Total pension and severance expense	$11,818	$11,370	$11,504

Schedule of Projected Benefit Obligation
Financial information with respect to the company's domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2012	2011	2012	2011
Fair value of plan assets at beginning of year	$18,505	$19,249	$5,073	$5,014
Actual return on plan assets	2,244	(244)	47	74
Employer contributions	1,274	1,936	8,372	8,409
Benefits paid	(2,555)	(2,436)	(8,275)	(8,424)
Foreign exchange	—	—	(41)	—
Fair value of plan assets at end of year	$19,468	$18,505	$5,176	$5,073

Projected benefit obligation at beginning of year	$26,774	$25,665	$59,228	$57,454
Service and interest cost	1,449	1,684	10,686	10,335
Actuarial loss (gain)	1,665	1,861	(942)	(79)
Benefits paid	(2,555)	(2,436)	(8,275)	(8,424)
Foreign exchange	—	—	(12)	(58)
Projected benefit obligation at end of year	$27,333	$26,774	$60,685	$59,228

Plan assets less than projected benefit obligation	$(7,865)	$(8,269)	$(55,509)	$(54,155)

Schedule of Assumptions Used
The following weighted-average assumptions were used to determine the projected benefit obligations for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2012	2011	2012	2011
Discount rate	3.50%	4.25%	6.75%	6.75%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
The company's long-term rate of return on plan assets is based on the strategic asset allocation and future expected returns on plan assets. The following weighted-average assumptions were used to determine the net periodic benefit cost for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2012	2011	2012	2011
Discount rate	4.25%	5.00%	6.75%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	8.00%	8.00%	1.00%	1.00%

Schedule of Net Periodic Benefit Cost Not Yet Recognized
Included in "Accumulated other comprehensive income (loss)" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2012	2011
Unrecognized actuarial losses	$23,156	$24,263
Unrecognized prior service costs	820	948

Schedule of Allocation of Plan Assets
The weighted-average asset allocations of the company's domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2012	2011	2012	2011
Asset category:
Equity securities	75%	71%	4%	—
Fixed income securities	23%	26%	54%	54%
Cash and equivalents	2%	3%	42%	46%
The fair values of assets of the company's pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
December 31, 2012
Domestic pension plans:
Money market accounts	$393	$393	$—	$—
Mutual funds:
Domestic	7,207	7,207	—	—
International	2,280	2,280	—	—
Domestic large-cap common stock	5,045	5,045	—	—
Fixed income securities:
Corporate bonds	2,442	—	2,442	—
Mortgage/asset-backed securities	1,795	—	1,795	—
Other	306	28	278	—
Total assets of domestic pension plans	19,468	14,953	4,515	—
Foreign pension and severance plans:
Cash and equivalents	2,158	2,158	—	—
Equity	199	199	—	—
Fixed income securities	2,819	—	2,819	—
Total assets of foreign pension and severance plans	5,176	2,357	2,819	—
Total assets of pension and severance plans	$24,644	$17,310	$7,334	$—
December 31, 2011
Domestic pension plans:
Money market accounts	$538	$538	$—	$—
Mutual funds:
Domestic	6,546	6,546	—	—
International	1,912	1,912	—	—
Domestic large-cap common stock	4,717	4,717	—	—
Fixed income securities:
Corporate bonds	2,642	—	2,642	—
Mortgage/asset-backed securities	1,968	—	1,968	—
Other	182	—	182	—
Total assets of domestic pension plans	18,505	13,713	4,792	—
Foreign pension and severance plans:
Cash and equivalents	2,347	2,347	—	—
Fixed income securities	2,726	—	2,726	—
Total assets of foreign pension and severance plans	5,073	2,347	2,726	—
Total assets of pension and severance plans	$23,578	$16,060	$7,518	$—

Schedule of Expected Benefit Payments
Expected benefit payments for the company's domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2013	$2,046	$7,211
2014	2,028	7,457
2015	2,022	8,149
2016	1,987	9,054
2017	1,941	9,499
2018-2022	8,889	44,778